Income Taxes - Summary of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Major components of tax expense (income) [abstract]
Current income tax expense	$ 143	$ 99		$ 184
Deferred income tax expense (revenue)	19	125		(168)
Effective consolidated income tax expense rate	$ 162	$ 224	[1]	$ 16	[1]

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.